Finance income (expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income (expense)
Interest income	$ 206	$ 75	$ 10
Remeasurement of royalty obligation	0	37	(169)
Accretion of acquisition payable	0	0	(44)
Bank charges and other interest	(31)	(27)	(26)
Finance expense from lease obligation	(10)	(20)	23
Total Finance costs (income)	$ 165	$ 65	$ (206)